RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

The Company’s current officers and stockholders advanced funds to the Company for travel related   to business meetings and due diligence with respect to acquisition targets and working capital purposes. As of June 30, 2021 and December 31, 2020, the balance due to officers for travel and working capital purposes was $0 and $0, respectively.

As of June 30, 2021 and December 31, 2020, accrued compensation due to officers and executives included as accrued compensation was $9,000 and $79,214, respectively.

Related party sales contributed $0 and $5,131 to revenues for the three months ended June 30, 2021 and 2020, respectively, while related party sales contributed $0 and $8,303 to revenues for the six months ended June 30, 2021 and 2020, respectively. Related party sales are comprised of sales of the Company’s hempSMART products to the Company’s directors, officers, employees, and sales team members. No related party sales were for services. All sales were made at listed retail prices and were for cash consideration.

NOTE 9 — RELATED PARTY TRANSACTIONS

The Company’s current officers and stockholders advanced funds to the Company for travel related and working capital purposes. As of December 31, 2020, and 2019, there were no related party advances outstanding.

As of December 31, 2020 and 2019, accrued compensation due officers and executives included as accrued compensation was $79,214 and $4,875, respectively.

For the years ended December 31, 2020 and 2019, the Company had sales to related parties of $13,069 and $21,157, respectively.

During the year ended December 31, 2020, the Company issued 2,000,000 shares of Class B Preferred Stock to the Company’s CEO that were valued at $2,229,027. See Note 7.